IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / pound	Dec. 31, 2019 USD ($) $ / pound
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges	$ (269,000,000)	$ (1,423,000,000)
Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
LOM year	20 years	19 years
Gold[member] | Average
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple	$ 1.3	$ 1.2
WACC	5.00%	4.00%
Gold[member] | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
WACC	3.00%	3.00%
Gold[member] | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
WACC	12.00%	7.00%
Long-term | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / pound	3.00	3.00
Impairment (reversals) of long lived assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges	$ (269,000,000)	$ (1,423,000,000)